Significant related parties transactions and balances - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Lead Accelerating Ltd
Significant related parties transactions and balances
Trade payables	$ 1,305	$ 1,723
Whalefin Technologies Ltd
Significant related parties transactions and balances
Trade payables	5,004	8,245
Proton Fund SPC
Significant related parties transactions and balances
Trade payables	4,403
Amber AI Ltd
Significant related parties transactions and balances
Non-trade payables	3,633	5
Amber Technologies North America Ltd
Significant related parties transactions and balances
Non-trade payables	901	$ 7
Amber AI Service Ltd
Significant related parties transactions and balances
Non-trade payables	713
Amber ALIR Holding Ltd
Significant related parties transactions and balances
Non-trade payables	294
Amber Services NA
Significant related parties transactions and balances
Non-trade payables	$ 345